UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Commodity Strategy Funds One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2015 to October 31, 2016

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2016

■  CREDIT SUISSE
COMMODITY ACCESS STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report
October 31, 2016 (unaudited)

November 25, 2016

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Commodity ACCESS Strategy Fund (the "Fund") for the 12-month period ended October 31, 2016.

Performance Summary
11/01/15 – 10/31/16

Fund & Benchmark	Performance
Class I1	-4.97%
Class A1,2	-5.19%
Class C1,2	-5.86%
Credit Suisse Commodity Benchmark Total Return Index[3]	-7.10%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market and Strategy Review:

Commodities declined for the annual period ended October 31, 2016. The Credit Suisse Commodity Benchmark Total Return Index (the "Benchmark") was down 7.10%, with 20 out of 34 index constituents trading lower.

For the 12-month period ended October 31, 2016, the Fund outperformed the Benchmark, before fees and Fund expenses. This outperformance was largely due to active positioning in the Energy and Agriculture sectors. The Fund was generally underweight WTI Crude Oil and Gasoil, both of which declined, and overweight Soybeans and Soybean Meal, as both increased. WTI Crude Oil calendar spread positions and a short position in Chicago Wheat also contributed positively to relative performance. Active positions in Brent Crude Oil and Lean Hogs negatively offset some of the relative gains. The Fund's Class I, A and C shares also outperformed the Benchmark after fees and Fund expenses.

Livestock was the worst performing sector, down 20.51%, as Feeder Cattle, Live Cattle and Lean Hogs decreased amid higher supply expectations. Livestock producers generally increased supplies as relatively inexpensive grains lowered feed costs.

Energy declined 16.82%, led lower by crude oil and petroleum products. WTI Crude Oil declined 21.99% as U.S. crude oil inventories remained oversupplied and well above the five-year average throughout most of the period.

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Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Expectations for a global supply glut persisted as Iranian exports began to return to the market after sanctions were eased in January. In addition, mild winter weather in the Eastern U.S. at the end of 2015 and warmer-than-average weather during the first quarter of 2016 reduced heating demand and allowed the end of October 2016 natural gas storage levels to reach record high levels.

Industrial Metals gained the most, up 11.53%, as Zinc, up 41.70%, led the sector higher due to rising Chinese demand and tightening supplies. Supply cuts and an ongoing shortage of zinc concentrate following the closure of multiple mines at the end of 2015 led to a deficit in 2016. Precious Metals increased 5.80%, with both Gold and Silver higher, as the U.S. Federal Reserve (the "Fed") only raised interest rates once during the period, and market expectations continued to imply that interest rates would only rise gradually. In addition, uncertainty leading up to and after the Brexit vote led to an increase in safe haven demand.

Agriculture ended the period 0.21% higher. Raw Sugar was the best performing component, gaining 47.25%, amid concerns over sugar cane production in Brazil and India due to disruptive weather conditions. In August 2016, the International Sugar Organization forecasted a global sugar deficit for the 2016-2017 season. Arabica and Robusta Coffee increased 23.57% and 22.48%, respectively, after heavy rains in key growing regions of Brazil damaged crop conditions in densely planted areas, drastically reducing the 2017 supply outlook for coffee. Conversely, Kansas City Wheat and Chicago Wheat declined 28.37% and 28.20%, respectively, as the U.S. Department of Agriculture reduced its 2015/16 wheat export projections in late 2015 amid ample supplies and low U.S. export demand. In addition, there were forecasts for large wheat harvests out of the U.S. and Russia toward the end of the period.

Outlook:

Views regarding various commodities shifted throughout the period. Crude oil and petroleum products started the period in oversupply, but rose in price during April and May 2016 as supply and demand came more into balance after supply disruptions in Canada and Nigeria. Toward the end of the period, oil was initially supported after the Organization of the Petroleum Exporting Countries' ("OPEC") tentative agreement to cut supplies, but ultimately fell after new headlines highlighted obstacles to a production cut deal. The main challenge seems to be Saudi and Iraqi disagreement over an acceptable cap to Iraqi production. Libya, Nigeria, and Iran would be exempt from any production quotas. Russia expressed support for a deal, but has not publicly offered material concessions as of the end of the period. Despite the bearish headlines, the fact that OPEC members were having this level of dialogue was constructive, and the potential for an agreement remains. OPEC continues to be highly motivated

2

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

to increase prices, and Saudi Arabia is particularly motivated to maintain credibility.

Weather continued to drive Agriculture and Natural Gas returns. The likelihood of a weak La Niña developing was approximately 70% as of October 2016, according to the National Oceanic and Atmospheric Administration, reducing weather risk for grains and softs. In 2016, following the mildest October in the last 30 years, natural gas inventories remained in surplus due to weak heating demand. There is potential for medium-term tightness due to new demand sources such as Liquefied Natural Gas exports and growth in exports to Mexico, as well as restricted supply from insufficient takeaway pipeline capacity in the Northeast region, historically the main source of production growth in the U.S. It is also far too early to eliminate the possibility of a colder-than-anticipated winter, leaving the largest demand driver unknown.

Regarding the macroeconomic environment, consensus expectations for headline U.S. inflation for 2017/2018 remain above the Fed's 2% target, while global inflation expectations remain weak. The Fed has signaled that it is comfortable allowing inflation to overshoot expectations to support improvements in employment and is expected to raise rates in December. Following the U.S. election, the market remains uncertain if there will be more than one interest rate increase from December 2016 through December 2017. In the current market environment, commodities are expected to be a valuable diversification tool as the asset class has historically delivered a high correlation to unexpected inflation.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton
Timothy Boss

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risks, correlation risk, derivatives risk, exposure risk, fixed

3

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

income risk, liquidity risk, interest rate risk, manager/model risk, market risk, non-diversified status, credit risk, focus risk, futures contracts risk, leveraging risk, portfolio turnover risk, short position risk, structured note risk, subsidiary risk, swap agreements risk, tax risk and U.S. government securities risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2016; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

4

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Commodity ACCESS Strategy Fund1 Class I
shares, Class A shares2, Class C shares2 and the Credit Suisse
Commodity Benchmark Total Return Index3 from Inception (9/28/12)

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.90% of the Fund's average daily net assets for Class I shares, 1.15% of the Fund's average daily net assets for Class A shares and 1.90% of the Fund's average daily net assets for Class C shares through at least February 28, 2018. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (9.72)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum CDSC of 1.00%), was (6.80)%.

3  Credit Suisse Commodity Benchmark Total Return Index is composed of futures contracts on five physical commodity asset classes and short-term Treasury Bills. The index does not have transaction costs and investors may not invest directly in the index.

5

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Average Annual Returns as of October 31, 20161

	1 Year	Since Inception[2]
Class I	(4.97)%	(14.24)%
Class A Without Sales Charge	(5.19)%	(14.44)%
Class A With Maximum Sales Charge	(9.72)%	(15.45)%
Class C Without CDSC	(5.86)%	(15.08)%
Class C With CDSC	(6.80)%	(15.08)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.80% for Class I shares, 2.05% for Class A shares and 2.80% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.90% for Class I shares, 1.15% for Class A shares and 1.90% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.90% of the Fund's average daily net assets for Class I shares, 1.15% of the Fund's average daily net assets for Class A shares and 1.90% of the Fund's average daily net assets for Class C shares through at least February 28, 2018. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date September 28, 2012.

6

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2016.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

7

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2016

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/16	$1,005.70	$1,003.80	$1,000.00
Expenses Paid per $1,000*	$4.54	$5.79	$9.55
Hypothetical 5% Fund Return
Beginning Account Value 05/01/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/16	$1,020.61	$1,019.36	$1,015.58
Expenses Paid per $1,000*	$4.57	$5.84	$9.63
	Class I	Class A	Class C
Annualized Expense Ratios*	0.90%	1.15%	1.90%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown*

United States Agency Obligations	80.38%
United States Treasury Obligations	14.65
Short-term Investment[1]	4.97
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at October 31, 2016, if applicable.

8

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Schedule of Investments
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (77.6%)
$400	Federal Farm Credit Banks(1)	(AA+, Aaa)	04/05/18	0.650	$400,042
400	Federal Farm Credit Banks(1)	(AA+, Aaa)	05/22/18	0.831	402,031
900	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/12/18	0.720	901,076
200	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/18/18	0.736	200,745
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/22/18	0.916	502,058
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/18/18	0.750	500,880
700	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/01/18	0.673	701,613
400	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/20/18	0.756	400,938
200	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/19/18	0.868	200,382
300	Federal Farm Credit Banks(1)	(AA+, Aaa)	11/13/18	0.651	300,129
1,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/22/19	0.694	1,001,488
700	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/25/19	0.709	701,000
1,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	03/15/19	0.685	1,000,023
1,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/19/19	0.718	1,101,059
350	Federal Farm Credit Banks(1)	(AA+, Aaa)	09/23/19	0.853	350,050
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/24/19	0.704	500,221
800	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/25/19	0.822	800,118
100	Federal Farm Credit Banks	(AA+, Aaa)	12/14/20	1.540	99,943
200	Federal Farm Credit Banks	(AA+, Aaa)	02/17/21	1.470	198,748
500	Federal Home Loan Banks(1)	(AA+, Aaa)	10/25/17	0.802	501,386
500	Federal Home Loan Banks(1)	(AA+, Aaa)	10/27/17	0.816	501,435
500	Federal Home Loan Banks(1)	(AA+, Aaa)	11/24/17	0.594	500,707
700	Federal Home Loan Banks(1)	(AA+, Aaa)	12/07/17	0.601	701,329
500	Federal Home Loan Banks(1)	(AA+, Aaa)	01/04/18	0.824	501,730
600	Federal Home Loan Banks(1)	(AA+, Aaa)	09/20/18	0.737	600,901
1,000	Federal Home Loan Banks(1)	(AA+, Aaa)	07/01/20	0.971	1,000,720
200	Federal Home Loan Banks	(AA+, Aaa)	07/13/21	1.480	198,121
500	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	01/08/18	0.842	501,903
400	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	03/08/18	0.861	401,885
600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/11/18	1.000	599,203
700	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	07/17/18	0.650	700,238
1,200	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	07/24/18	0.632	1,200,000
450	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/27/18	1.000	448,792
200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/21/18	1.000	199,653
700	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	02/01/19	0.750	699,446
500	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	12/23/16	0.400	499,711
700	Federal National Mortgage Association(1)	(AA+, Aaa)	01/11/18	0.846	702,421
600	Federal National Mortgage Association	(AA+, Aaa)	10/29/18	1.160	600,334
700	Federal National Mortgage Association(2)	(AA+, Aaa)	02/01/19	0.750	700,217
300	Federal National Mortgage Association	(AA+, Aaa)	02/26/19	1.250	299,903
1,400	Federal National Mortgage Association(1)	(AA+, Aaa)	02/28/19	0.535	1,394,707
550	Federal National Mortgage Association(1)	(AA+, Aaa)	03/08/19	0.530	547,990
1,000	Federal National Mortgage Association Discount Notes	(AA+, Aaa)	01/17/17	0.410	999,337
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $25,245,579)					25,264,613

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (14.2%)
$900	United States Treasury Floating Rate Notes(1)	(AA+, Aaa)	10/31/17	0.518	$901,364
800	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	01/31/18	0.622	801,983
500	United States Treasury Floating Rate Notes(1)	(AA+, Aaa)	04/30/18	0.540	500,683
1,700	United States Treasury Floating Rate Notes(1),(4)	(AA+, Aaa)	07/31/18	0.524	1,701,064
500	United States Treasury Notes(4)	(AA+, Aaa)	11/15/16	0.625	500,029
200	United States Treasury Notes	(AA+, Aaa)	01/31/17	0.875	200,296
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $4,600,675)					4,605,419
SHORT-TERM INVESTMENT (4.8%)
1,562	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,562,301)		11/01/16	0.010	1,562,301
TOTAL INVESTMENTS AT VALUE (96.6%) (Cost $31,408,555)					31,432,333

OTHER ASSETS IN EXCESS OF LIABILITIES (3.4%)	1,101,857
NET ASSETS (100.0%)	$32,534,190

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate as of October 31, 2016.

(2)  Step Bond — The interest rate shown is as of October 31, 2016 and will reset at a future date.

(3)  At October 31, 2016, $550,361 in the value of this security has been pledged as collateral for open swap contracts.

(4)  At October 31, 2016, $1,800,916 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
	USD	Jan 2017	95	$4,552,400	$(375,226)
	USD	Jun 2017	63	3,143,070	(143,374)
	USD	Oct 2017	22	688,160	(4,661)
					$(523,261)
Contracts to Sell
Energy
	USD	Mar 2017	(63)	(3,063,060)	$(96,266)
	USD	Apr 2017	(22)	(676,060)	14,069
					$(82,197)

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2016

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Livestock
	USD	Dec 2016	(14)	(268,520)	$5,424
	USD	Jan 2017	(11)	(638,000)	(18,245)
	USD	Feb 2017	(36)	(786,600)	(33,626)
					$(46,447)
Net unrealized appreciation (depreciation)					$(651,905)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$5,927,871	11/28/16	Barclays	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$(155,440)
USD	7,165,725	04/03/17	JPMorgan Chase	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(187,856)
USD	9,400,000	11/28/16	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(248,901)
USD	21,688,300	11/04/16	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(41,202)
						$(633,399)

(1)  The Commodity Index Return is comprised of futures contracts on physical commodities.

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2016

Assets
Investments at value (Cost $31,408,555) (Note 2)	$31,432,333
Cash	50,223
Cash segregated at brokers for futures contracts and swap contracts (Note 2)	2,693,950
Receivable for expired swap contracts	257,375
Interest receivable	22,987
Receivable for Fund shares sold	18,500
Receivable from investment adviser (Note 3)	3,802
Prepaid expenses	30,972
Total assets	34,510,142
Liabilities
Administrative services fee payable (Note 3)	5,675
Shareholder servicing/Distribution fee payable (Note 3)	336
Variation margin payable on futures contracts (Note 2)	1,271,155
Unrealized depreciation on open swap contracts (Note 2)	633,399
Trustees' fee payable	8,299
Accrued expenses	57,088
Total liabilities	1,975,952
Net Assets
Capital stock, $.001 par value (Note 6)	6,106
Paid-in capital (Note 6)	34,029,220
Accumulated net investment loss	(211,667)
Accumulated net realized loss on investments, futures contracts and swap contracts	(27,943)
Net unrealized depreciation from investments, futures contracts and swap contracts	(1,261,526)
Net assets	$32,534,190
I Shares
Net assets	$31,761,631
Shares outstanding	5,958,035
Net asset value and offering price per share	$5.33
A Shares
Net assets	$515,859
Shares outstanding	97,742
Net asset value and redemption price per share	$5.28
Maximum offering price per share (net asset value/(1-4.75%))	$5.54
C Shares
Net assets	$256,700
Shares outstanding	50,146
Net asset value, offering price and redemption price per share	$5.12

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Operations
For the Year Ended October 31, 2016

Investment Income
Interest	$179,142
Total investment income	179,142
Expenses
Investment advisory fees (Note 3)	246,420
Administrative services fees (Note 3)	39,863
Shareholder servicing/Distribution fees (Note 3)
Class A	972
Class C	2,560
Audit and tax fees	61,590
Registration fees	56,565
Legal fees	49,542
Trustees' fees	30,430
Custodian fees	18,132
Printing fees	17,001
Transfer agent fees (Note 3)	15,377
Commitment fees (Note 4)	11,966
Insurance expense	884
Miscellaneous expense	6,127
Total expenses	557,429
Less: fees waived and expenses reimbursed (Note 3)	(276,673)
Net expenses	280,756
Net investment loss	(101,614)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(26,488)
Net realized loss from futures contracts	(280,828)
Net realized gain from swap contracts	31,870
Net change in unrealized appreciation (depreciation) from investments	25,188
Net change in unrealized appreciation (depreciation) from futures contracts	(680,685)
Net change in unrealized appreciation (depreciation) from swap contracts	(708,440)
Net realized and unrealized loss from investments, futures contracts and swap contracts	(1,639,383)
Net decrease in net assets resulting from operations	$(1,740,997)

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015
From Operations
Net investment loss	$(101,614)	$(248,779)
Net realized loss from investments, futures contracts and swap contracts	(275,446)	(17,412,630)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	(1,363,937)	248,585
Net decrease in net assets resulting from operations	(1,740,997)	(17,412,824)
From Distributions
Distributions from net realized gains
Class I	(6,085)	(5,050)
Class A	(57)	(26)
Class C	(59)	(23)
Net decrease in net assets resulting from distributions	(6,201)	(5,099)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	553,272	1,938,135
Reinvestment of dividends and distributions	6,200	5,096
Net asset value of shares redeemed	(755,004)	(536,029)
Net increase (decrease) in net assets from capital share transactions	(195,532)	1,407,202
Net decrease in net assets	(1,942,730)	(16,010,721)
Net Assets
Beginning of year	34,476,920	50,487,641
End of year	$32,534,190	$34,476,920
Accumulated net investment loss	$(211,667)	$(234,153)

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2016	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$5.61	$8.51	$9.30	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.02)	(0.04)	(0.07)	(0.06)	(0.01)
Net loss from investments, futures contracts and swap contracts (both realized and unrealized)	(0.26)	(2.86)	(0.72)	(0.04)	(0.59)
Total from investment operations	(0.28)	(2.90)	(0.79)	(0.10)	(0.60)
LESS DISTRIBUTIONS
Distributions from net realized gains	(0.00)[3]	(0.00)[3]	—	—	—
Total distributions	(0.00)[3]	(0.00)[3]	—	—	—
Net asset value, end of period	$5.33	$5.61	$8.51	$9.30	$9.40
Total return[4]	(4.97)%	(34.07)%	(8.49)%	(1.06)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$31,762	$33,799	$50,002	$23,711	$21,020
Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90%[5]
Ratio of net investment loss to average net assets	(0.32)%	(0.61)%	(0.70)%	(0.69)%	(0.77)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.90%	0.70%	0.62%	1.56%	3.64%[5]
Portfolio turnover rate	137%	116%	117%	79%	—%

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and include change in share price and reinvestment of all distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2016	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$5.57	$8.46[2]	$9.27	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[3]	(0.03)	(0.05)	(0.09)	(0.09)	(0.01)
Net loss from investments, futures contracts and swap contracts (both realized and unrealized)	(0.26)	(2.84)	(0.72)	(0.04)	(0.59)
Total from investment operations	(0.29)	(2.89)	(0.81)	(0.13)	(0.60)
LESS DISTRIBUTIONS
Distributions from net realized gains	(0.00)[4]	(0.00)[4]	—	—	—
Total distributions	(0.00)[4]	(0.00)[4]	—	—	—
Net asset value, end of period	$5.28	$5.57	$8.46[2]	$9.27	$9.40
Total return[5]	(5.19)%	(34.15)%	(8.74)%	(1.38)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$516	$346	$260	$237	$94
Ratio of net expenses to average net assets	1.15%	1.15%	1.15%	1.15%	1.15%[6]
Ratio of net investment loss to average net assets	(0.56)%	(0.85)%	(0.95)%	(0.93)%	(1.02)%[6]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.90%	0.70%	0.62%	1.56%	3.64%[6]
Portfolio turnover rate	137%	116%	117%	79%	—%

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  This amount represents less than $(0.01) per share.

5  Total returns are historical and include change in share price, reinvestment of all dividends and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2016	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$5.44	$8.33[2]	$9.20	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[3]	(0.06)	(0.10)	(0.16)	(0.16)	(0.01)
Net loss from investments, futures contracts and swap contracts (both realized and unrealized)	(0.26)	(2.79)	(0.71)	(0.04)	(0.59)
Total from investment operations	(0.32)	(2.89)	(0.87)	(0.20)	(0.60)
LESS DISTRIBUTIONS
Distributions from net realized gains	(0.00)[4]	(0.00)[4]	—	—	—
Total distributions	(0.00)[4]	(0.00)[4]	—	—	—
Net asset value, end of period	$5.12	$5.44	$8.33[2]	$9.20	$9.40
Total return[5]	(5.86)%	(34.69)%	(9.46)%	(2.13)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$257	$332	$226	$122	$98
Ratio of net expenses to average net assets	1.90%	1.90%	1.90%	1.90%	1.90%[6]
Ratio of net investment loss to average net assets	(1.33)%	(1.60)%	(1.69)%	(1.68)%	(1.77)%[6]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.90%	0.70%	0.62%	1.56%	3.64%[6]
Portfolio turnover rate	137%	116%	117%	79%	—%

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  This amount represents less than $(0.01) per share.

5  Total returns are historical and include change in share price, reinvestment of all dividends and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2016

Note 1. Organization

Credit Suisse Commodity ACCESS Strategy Fund (the "Fund"), a series of the Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Credit Suisse Commodity Benchmark Total Return Index. The Trust was organized under the laws of the State of Delaware as a statutory trust on May 19, 2004.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity ACCESS Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2016, the Fund held $5,923,455 in the Subsidiary, representing 18.2% of the Fund's consolidated net assets. For the year ended October 31, 2016, the net realized loss on securities and other financial instruments held in the Subsidiary was $356,153.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

18

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If

19

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$25,264,613	$—	$25,264,613
United States Treasury Obligations	—	4,605,419	—	4,605,419
Short-term Investment	—	1,562,301	—	1,562,301
	$—	$31,432,333	$—	$31,432,333
Other Financial Instruments*
Futures Contracts	$19,493	$—	$—	$19,493

20

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$671,398	$—	$—	$671,398
Swap Contracts**	—	633,399	—	633,399

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

For the year ended October 31, 2016, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2016, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Value of Derivative Instruments as of October 31, 2016

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation on futures contracts	$19,493	*	Unrealized depreciation on futures contracts	$671,398	*
	Unrealized appreciation on open swap contracts	—		Unrealized depreciation on open swap contracts	633,399
		$19,493			$1,304,797

*Reflects cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Assets and Liabilities and Notes to Consolidated Financial Statements. Only unsettled variation margin receivable (payable) is reported in the Consolidated Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Commodity Index Return Contracts	Net realized loss from futures contracts	$(280,828)	Net change in unrealized appreciation (depreciation) from futures contracts	$(680,685)
	Net realized gain from swap contracts	31,870	Net change in unrealized appreciation (depreciation) from swap contracts	(708,440)
		$(248,958)		$(1,389,125)

21

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

For the year ended October 31, 2016, the Fund held average monthly notional values on a net basis of $7,436,149, $4,072,820 and $39,317,184 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative liabilites, net of related collateral pledged by the Fund, at October 31, 2016:

Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Barclays	$155,440	$—	$—	$(155,440)	$—
JPMorgan Chase	187,856	—	—	(187,856)	—
Societe Generale	248,901	—	(248,901)	—	—
UBS	41,202	—	—	(41,202)	—
	$633,399	$—	$(248,901)	$(384,498)	$—

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any

22

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, there can be no assurance that the IRS will grant such a private letter ruling to the Fund. If the Fund does not receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered Qualifying Income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. If

23

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the IRS and state departments of revenue.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded

24

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2016, the amount of restricted cash held at brokers related to futures contracts was $1,081,950.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the

25

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2016, the amount of restricted cash held at brokers related to swap contracts was $1,612,000.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At October 31, 2016, and during the year ended October 31, 2016, there were no securities out on loan.

J) OTHER —  In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other

26

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) NEW ACCOUNTING PRONOUNCEMENTS — On August 26, 2016, Financial Accounting Standards Board ("FASB") issued a new Accounting Standards Update No. 2016-15, "Statement of Cash Flows (Topic 230), a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-15"). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In November 2016, FASB issued a new Accounting Standards Update No. 2016-18, "Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-18"). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual

27

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund's financial statements and related disclosures.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.80% of the Fund's average daily net assets. Credit Suisse has contractually waived fees and reimbursed expenses so that the Fund's annual operating expenses would not exceed 0.90% of the Fund's average daily net assets for Class I shares, 1.15% of the Fund's average daily net assets for Class A shares, and 1.90% of the Fund's average daily net assets for Class C shares. For the year ended October 31, 2016, investment advisory fees earned and fees waived/expenses reimbursed were $246,420 and $276,673, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2018.

28

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 3. Transactions with Affiliates and Related Parties (continued)

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2016 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment*	Expires October 31, 2017	Expires October 31, 2018	Expires October 31, 2019
Class I	$762,764	$278,309	$248,312	$236,143
Class A	6,237	1,632	1,580	3,025
Class C	4,926	1,074	1,847	2,005
Totals	$773,927	$281,015	$251,739	$241,173

*  The Subsidiary is not eligible for recoupment.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2016, co-administrative services fees earned by Credit Suisse were $27,722.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2016, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $12,141.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2016, the Fund paid Rule 12b-1 distribution fees of $972 for Class A shares and $2,560 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2016, the Fund paid $12,676, which is included within transfer agent fees in the Consolidated Statement of Operations.

29

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 3. Transactions with Affiliates and Related Parties (continued)

For the year ended October 31, 2016, CSSU and its affiliates advised the Fund that they retained $344 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2016 and during the year ended October 31, 2016, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2016, purchases and sales of U.S. Government and Agency Obligations were $37,513,523 and $32,160,777, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share.

30

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 6. Capital Share Transactions (continued)

The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	65,317	$303,543	210,816	$1,427,288
Shares issued in reinvestment of distributions	1,263	6,085	673	5,048
Shares redeemed	(132,204)	(631,245)	(64,092)	(437,242)
Net increase (decrease)	(65,624)	$(321,617)	147,397	$995,094
	Class A
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	48,647	$238,947	43,773	$261,522
Shares issued in reinvestment of distributions	12	57	3	26
Shares redeemed	(13,122)	(66,052)	(12,237)	(72,560)
Net increase	35,537	$172,952	31,539	$188,988
	Class C
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	2,434	$10,782	37,825	$249,325
Shares issued in reinvestment of distributions	12	58	3	22
Shares redeemed	(13,249)	(57,707)	(4,015)	(26,227)
Net increase (decrease)	(10,803)	$(46,867)	33,813	$223,120

On October 31, 2016, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	1	*	95%
Class A	6	*	97%
Class C	2	*	93%

* This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

31

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of distributions paid by the Fund during the years ended October 31, 2016 and 2015, respectively, were as follows:

Long-Term Capital Gain
2016	2015
$6,201	$5,099

The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities by temporary book/tax differences. This difference is primarily due to differing treatments of offering expenses. At October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Late year ordinary loss deferral	$(183,082)
Accumulated net realized loss	(27,943)
Unrealized depreciation	(1,261,526)
$(1,472,551)

During the tax year ended October 31, 2016, the Fund elected to defer late-year ordinary losses of $183,082. These losses are deemed to arise on the first day of the Fund's next taxable year.

At October 31, 2016, the Fund had $24,050 of unlimited short-term capital loss carryforwards and $3,893 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2016, the cost of investments (excluding foreign currency related transactions) and the net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$31,408,555
Unrealized appreciation	$34,069
Unrealized depreciation	(10,291)
Net unrealized appreciation	$23,778

To adjust for current period permanent book/tax differences, paid-in capital was charged $371,620, accumulated net realized loss was credited $247,520 and accumulated net investment loss was credited $124,100. These permanent differences are due to differing book/tax treatment of net operating losses and reversal of current year Controlled Foreign Corporation ("CFC") activities for tax. Net assets were not affected by these reclassifications.

32

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

33

Credit Suisse Commodity ACCESS Strategy Fund
Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Credit Suisse Commodity ACCESS Strategy Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Credit Suisse Commodity ACCESS Strategy Fund (the "Fund"), a series of the Credit Suisse Commodity Strategy Funds, including the consolidated schedule of investments, as of October 31, 2016, and the related consolidated statement of operations for the year then ended, and the consolidated statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. The accompanying consolidated financial highlights for each of the years in the three-year period ended October 31, 2014 were audited by other independent registered public accountants whose report thereon dated December 29, 2014, expressed an unqualified opinion on those consolidated financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Credit Suisse Commodity ACCESS Strategy Fund as of October 31, 2016, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2016

34

Credit Suisse Commodity ACCESS Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Enrique R. Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since Fund Inception	Professor Emeritus of Finance and Economics from July 2015 to present; Professor of Finance and Economics, Graduate School of Business, Columbia University from 1971 to July 2015.	12

Director of Adams Diversified Equity Fund, Inc., Adams Natural Resources Fund, Inc., Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Asia-Pacific Income Investment Company Limited (a Canadian closed-end fund); Trustee of Mirae Asset Discovery Funds (7 open-end portfolios); Director of Epoch Holding Corporation (an investment management and investment advisory services company) from August 2006 to March 2013.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

35

Credit Suisse Commodity ACCESS Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1946)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, Yale School of Management, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present.	10

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring); Member of Standard & Poor's Board of Managers (credit rating agency) from December 2011 to November 2014.

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to present.	12

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company);Director of Aberdeen Funds (25 open portfolios); Director of Presstek, Inc. (digital imaging technologies company) from 2003 to 2012; Director of Wood Resources, LLC (plywood manufacturing company) from 2003 to October 2013.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

36

Credit Suisse Commodity ACCESS Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
John G. Popp Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since Fund Inception

Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investment Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds; Trustee of Credit Suisse High Yield Bond Fund; Director of Credit Suisse Asset Management Income Fund, Inc.

Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Laurie Pecha Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2016

Director of Credit Suisse since August 2016; Senior Consultant of Spectra Professional Services, LLC from January 2012 to July 2016; Vice President of Legg Mason & Co. from March 2007 to December 2011; Officer of other Credit Suisse Funds.

Esther Cheung Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1980)	Treasurer	Since 2016	Vice President of Credit Suisse since 2015; Associated with Reich & Tang Asset Management, LLC from June 2010 to August 2015; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since Fund Inception	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

37

Credit Suisse Commodity ACCESS Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

38

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  CAS-AR-1016

CREDIT SUISSE FUNDS

Annual Report

October 31, 2016

■  CREDIT SUISSE
COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report
October 31, 2016 (unaudited)

November 25, 2016

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Commodity Return Strategy Fund (the "Fund") for the 12-month period ended October 31, 2016.

Performance Summary
11/01/15 – 10/31/16

Fund & Benchmark	Performance
Class I1	-2.19%
Class A1,2	-2.43%
Class C1,2	-2.99%
Bloomberg Commodity Index Total Return[3]	-2.62%
Standard & Poor's 500 Index[4]	4.51%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market and Strategy Review:

Commodities declined for the annual period ended October 31, 2016. The Bloomberg Commodity Index Total Return (the "Benchmark") was down 2.62%, with 11 out of 22 index constituents trading lower.

For the 12-month period ended October 31, 2016, the Fund outperformed the Benchmark before fees and Fund expenses. Commodity strategies and underlying cash management both contributed positively to relative performance. Within the portfolio's commodity exposure, forward curve positioning in the Energy and Agriculture sectors had the largest positive impact relative to the Benchmark. The Fund's Class I and A shares outperformed the Benchmark, while the Class C shares underperformed the Benchmark, after fees and Fund expenses.

Livestock was the worst performing sector, down 21.17%, as Lean Hogs decreased amid higher supply expectations. Livestock producers generally increased supplies as relatively inexpensive grains lowered feed costs.

Energy declined 18.22%, led lower by crude oil and petroleum products. WTI Crude Oil declined 28.07% as U.S. crude oil inventories remained oversupplied and well above the five-year average throughout most of the period. Expectations for a global supply glut persisted as Iranian exports began to return to the market after sanctions were eased in January. In addition, mild winter weather in the Eastern U.S. at the end of 2015 and warmer-than-average weather

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

during the first quarter of 2016 reduced heating demand and allowed the end of October 2016 natural gas storage levels to reach record high levels.

Precious Metals gained the most, up 11.53%, with both Gold and Silver higher, as the U.S. Federal Reserve (the "Fed") only raised interest rates once during the period, and market expectations continued to imply that interest rates would only rise gradually. In addition, uncertainty leading up to and after the Brexit vote led to an increase in safe haven demand. Industrial Metals increased 8.05% as Zinc, up 41.34%, led the sector higher due to rising Chinese demand and tightening supplies. Supply cuts and an ongoing shortage of zinc concentrate following the closure of multiple mines at the end of 2015 led to a deficit in 2016.

Agriculture ended the period 3.55% higher. Sugar was the best performing component, gaining 42.48%, amid concerns over sugar cane production in Brazil and India due to disruptive weather conditions. In August 2016, the International Sugar Organization forecasted a global sugar deficit for the 2016-2017 season. Coffee increased 22.85% after heavy rains in key growing regions of Brazil damaged crop conditions in densely planted areas, drastically reducing the 2017 supply outlook for coffee. Conversely, Kansas City Wheat and Chicago Wheat declined 29.02% and 27.69%, respectively, as the U.S. Department of Agriculture reduced its 2015/16 wheat export projections in late 2015 amid ample supplies and low U.S. export demand. In addition, there were forecasts for large wheat harvests out of the U.S. and Russia toward the end of the period.

Outlook:

Views regarding various commodities shifted throughout the period. Crude oil and petroleum products started the period in oversupply, but rose in price during April and May 2016 as supply and demand came more into balance after supply disruptions in Canada and Nigeria. Toward the end of the period, oil was initially supported after the Organization of the Petroleum Exporting Countries' ("OPEC") tentative agreement to cut supplies, but ultimately fell after new headlines highlighted obstacles to a production cut deal. The main challenge seems to be Saudi and Iraqi disagreement over an acceptable cap to Iraqi production. Libya, Nigeria, and Iran would be exempt from any production quotas. Russia expressed support for a deal, but has not publicly offered material concessions as of the end of the period. Despite the bearish headlines, the fact that OPEC members were having this level of dialogue was constructive, and the potential for an agreement remains. OPEC continues to be highly motivated to increase prices, and Saudi Arabia is particularly motivated to maintain credibility.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Weather continued to drive Agriculture and Natural Gas returns. The likelihood of a weak La Niña developing was approximately 70% as of October 2016, according to the National Oceanic and Atmospheric Administration, reducing weather risk for grains and softs. In 2016, following the mildest October in the last 30 years, natural gas inventories remained in surplus due to weak heating demand. There is potential for medium-term tightness due to new demand sources such as Liquefied Natural Gas exports and growth in exports to Mexico, as well as restricted supply from insufficient takeaway pipeline capacity in the Northeast region, historically the main source of production growth in the U.S. It is also far too early to eliminate the possibility of a colder-than-anticipated winter, leaving the largest demand driver unknown.

Regarding the macroeconomic environment, consensus expectations for headline U.S. inflation for 2017/2018 remain above the Fed's 2% target as of the end of the period, while global inflation expectations remain weak. The Fed has signaled that it is comfortable allowing inflation to overshoot expectations to support improvements in employment and is expected to raise rates in December. Following the U.S. election, the market remains uncertain if there will be more than one interest rate increase from December 2016 through December 2017. In the current market environment, commodities are expected to be a valuable diversification tool as the asset class has historically delivered a high correlation to unexpected inflation.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in commodity linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risks, correlation risk, derivatives risk, exposure risk, fixed income risk, futures contracts risk, leveraging risk, liquidity risk, interest rate risk, market risk, non-diversified status, portfolio turnover risk, structured note risk, subsidiary risk, swap agreements risk, U.S. government securities risk, credit risk and

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2016; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Commodity Return Strategy Fund1 Class I Shares,
Class A Shares2, Class C Shares2, the Bloomberg
Commodity Index Total Return3 and the Standard & Poor's 500 Index4
For Ten Years

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares and 1.80% of the Fund's average daily net assets for Class C shares through at least February 28, 2018. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (7.14)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum CDSC of 1.00%), was (3.96)%.

3  The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities. The Index does not have transaction costs and investors may not invest directly in the Index.

4  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. The Index does not have transaction costs and investors may not invest directly in the Index.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Average Annual Returns as of October 31, 20161

	1 Year	5 Years	10 Years
Class I	(2.19)%	(10.76)%	(5.78)%
Class A Without Sales Charge	(2.43)%	(10.99)%	(6.01)%
Class A With Maximum Sales Charge	(7.14)%	(11.85)%	(6.47)%
Class C Without CDSC	(2.99)%	(11.63)%	(6.70)%
Class C With CDSC	(3.96)%	(11.63)%	(6.70)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross and net expense ratios are 0.79% for Class I shares, 1.04% for Class A shares and 1.79% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares and 1.80% of the Fund's average daily net assets for Class C shares through at least February 28, 2018. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2016.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2016

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/16	$1,000.00	$997.90	$995.60
Expenses Paid per $1,000*	$3.92	$5.22	$8.93
Hypothetical 5% Fund Return
Beginning Account Value 05/01/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/16	$1,021.22	$1,019.91	$1,016.19
Expenses Paid per $1,000*	$3.96	$5.28	$9.02
	Class I	Class A	Class C
Annualized Expense Ratios*	0.78%	1.04%	1.78%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown*

United States Agency Obligations	80.44%
United States Treasury Obligations	13.96
Short-term Investment[1]	3.19
Commodity Indexed Structured Notes	2.41
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at October 31, 2016, if applicable.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (2.4%)
$38,222	BNP Paribas, Commodity Index Linked Senior Unsecured Notes(1),(2),(3)	(A, A1)	03/27/17	0.419	$53,911,061
18,100	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes(1),(2),(3)	(BBB+, A3)	02/14/17	0.396	22,850,823
13,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes(1),(2),(3)	(BBB+, A3)	02/14/17	0.396	17,173,550
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $69,322,000)					93,935,434
UNITED STATES AGENCY OBLIGATIONS (78.8%)
48,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	04/05/18	0.650	48,004,992
49,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	05/22/18	0.831	49,248,822
78,200	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/12/18	0.720	78,293,527
32,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/18/18	0.736	32,219,540
63,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/22/18	0.916	63,660,954
59,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/18/18	0.750	59,103,781
31,900	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/01/18	0.673	31,973,530
68,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/20/18	0.756	68,159,392
37,800	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/19/18	0.868	37,872,274
33,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	11/13/18	0.651	33,014,223
134,500	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/22/19	0.694	134,700,136
90,700	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/25/19	0.709	90,829,610
129,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	03/15/19	0.685	129,002,967
150,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/19/19	0.718	150,144,450
45,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	09/23/19	0.853	45,006,390
62,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/24/19	0.704	62,127,448
94,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/25/19	0.822	94,413,877
71,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	11/12/19	0.838	71,057,581
14,400	Federal Farm Credit Banks	(AA+, Aaa)	12/14/20	1.540	14,391,749
46,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/05/21	0.878	46,281,796
20,000	Federal Farm Credit Banks	(AA+, Aaa)	02/17/21	1.470	19,874,840
23,300	Federal Farm Credit Banks	(AA+, Aaa)	02/17/21	1.580	23,156,425
63,000	Federal Home Loan Banks(1)	(AA+, Aaa)	10/25/17	0.802	63,174,636
59,800	Federal Home Loan Banks(1)	(AA+, Aaa)	10/27/17	0.816	59,971,686
50,000	Federal Home Loan Banks(1)	(AA+, Aaa)	11/24/17	0.594	50,070,650
81,900	Federal Home Loan Banks(1)	(AA+, Aaa)	12/07/17	0.601	82,055,528
45,000	Federal Home Loan Banks(1)	(AA+, Aaa)	01/04/18	0.824	45,155,700
68,500	Federal Home Loan Banks(1)	(AA+, Aaa)	09/20/18	0.737	68,602,887
83,000	Federal Home Loan Banks(1)	(AA+, Aaa)	07/01/20	0.971	83,059,760
15,890	Federal Home Loan Banks	(AA+, Aaa)	07/13/21	1.480	15,740,729
69,500	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	01/08/18	0.842	69,764,586
50,000	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	03/08/18	0.861	50,235,650
72,400	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/11/18	1.000	72,303,853
28,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.050	28,000,980
75,800	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	07/17/18	0.650	75,825,772
135,000	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	07/24/18	0.632	135,000,000
69,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/27/18	1.000	69,014,198
27,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/21/18	1.000	27,651,885

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (continued)
$50,000	Federal Home Loan Mortgage Corp.(4)	(AA+, Aaa)	02/01/19	0.750	$49,960,400
88,000	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	12/23/16	0.400	87,949,157
84,000	Federal National Mortgage Association(1)	(AA+, Aaa)	01/11/18	0.846	84,290,472
88,600	Federal National Mortgage Association	(AA+, Aaa)	10/29/18	1.160	88,649,262
50,000	Federal National Mortgage Association(4)	(AA+, Aaa)	02/01/19	0.750	50,015,500
43,000	Federal National Mortgage Association	(AA+, Aaa)	02/26/19	1.250	42,986,025
166,800	Federal National Mortgage Association(1)	(AA+, Aaa)	02/28/19	0.535	166,169,329
61,600	Federal National Mortgage Association(1)	(AA+, Aaa)	03/08/19	0.530	61,374,914
24,500	Federal National Mortgage Association	(AA+, Aaa)	04/28/21	1.650	24,503,381
100,000	Federal National Mortgage Association Discount Notes	(AA+, Aaa)	01/17/17	0.410	99,933,700
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $3,131,316,484)					3,133,998,944
UNITED STATES TREASURY OBLIGATIONS (13.7%)
70,000	United States Treasury Floating Rate Notes(1),(5),(6)	(AA+, Aaa)	10/31/17	0.518	70,106,050
139,000	United States Treasury Floating Rate Notes(1),(5),(6)	(AA+, Aaa)	01/31/18	0.622	139,344,581
100,000	United States Treasury Floating Rate Notes(1),(6)	(AA+, Aaa)	04/30/18	0.540	100,136,500
25,000	United States Treasury Floating Rate Notes(1),(6)	(AA+, Aaa)	07/31/18	0.524	25,015,650
15,000	United States Treasury Notes	(AA+, Aaa)	11/15/16	0.625	15,000,429
35,000	United States Treasury Notes	(AA+, Aaa)	01/15/17	0.750	35,034,545
28,500	United States Treasury Notes	(AA+, Aaa)	01/31/17	0.500	28,515,818
35,000	United States Treasury Notes	(AA+, Aaa)	01/31/17	0.875	35,051,835
35,000	United States Treasury Notes	(AA+, Aaa)	02/15/17	0.625	35,032,200
24,000	United States Treasury Notes	(AA+, Aaa)	02/28/17	0.875	24,044,088
16,500	United States Treasury Notes	(AA+, Aaa)	03/31/17	3.250	16,693,050
20,000	United States Treasury Notes	(AA+, Aaa)	05/15/17	0.875	20,035,940
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $543,345,722)					544,010,686
SHORT-TERM INVESTMENT (3.1%)
124,126	State Street Bank and Trust Co. Euro Time Deposit (Cost $124,125,847)		11/01/16	0.010	124,125,847
TOTAL INVESTMENTS AT VALUE (98.0%) (Cost $3,868,110,053)					3,896,070,911
OTHER ASSETS IN EXCESS OF LIABILITIES (2.0%)					79,905,198
NET ASSETS (100.0%)					$3,975,976,109

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate as of October 31, 2016.

(2)  Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, these securities amounted to a value of $93,935,434 or 2.4% of net assets.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2016

(4)  Step Bond — The interest rate shown is as of October 31, 2016 and will reset at a future date.

(5)  At October 31, 2016, $30,069,550 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.

(6)  At October 31, 2016, $75,665,293 in the value of these securities has been pledged as collateral for open swap contracts.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy	USD	Jun 2017	945	$47,146,050	$(2,164,719)
	USD	Oct 2017	324	10,134,720	(68,440)
					$(2,233,159)
Contracts to Sell
Energy	USD	Mar 2017	(945)	(45,945,900)	$(1,443,993)
	USD	Apr 2017	(324)	(9,956,520)	206,968
					$(1,237,025)
Net unrealized appreciation (depreciation)					$(3,470,184)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$91,767,950	11/28/16	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$(1,198,898)
USD	59,639,770	11/28/16	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(778,622)
USD	71,326,977	11/28/16	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(873,181)
USD	383,724,779	11/28/16	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(4,498,520)
USD	28,674,634	11/28/16	Barclays	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(374,705)
USD	162,497,259	11/28/16	Barclays	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(2,005,203)
USD	84,682,633	11/28/16	BNP Paribas	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,106,638)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2016

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$149,512,974	11/28/16	BNP Paribas	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$(1,845,128)
USD	165,869,880	11/28/16	CIBC	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(2,166,500)
USD	167,293,707	11/28/16	CIBC	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(2,062,879)
USD	163,832,293	11/28/16	Citigroup	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(2,139,886)
USD	167,581,922	11/28/16	Citigroup	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(2,067,948)
USD	150,000,669	11/28/16	Goldman Sachs	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,960,129)
USD	255,366,457	11/28/16	Goldman Sachs	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(3,150,432)
USD	252,567,242	11/28/16	JPMorgan Chase	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(3,115,899)
USD	516,147,418	11/28/16	Macquarie	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(7,216,915)
USD	194,696,985	11/28/16	Morgan Stanley	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(2,544,197)
USD	76,849,631	11/28/16	Morgan Stanley	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(948,318)
USD	60,697,100	11/28/16	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(793,158)
USD	157,254,619	11/28/16	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,940,510)
USD	177,289,557	11/28/16	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,904,688)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2016

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$206,114,806	11/28/16	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$(2,693,399)
USD	32,973,550	11/28/16	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(406,891)
USD	20,121,863	11/28/16	Wells Fargo	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(247,635)
						$(48,040,279)

(1)  The Commodity Index Return is comprised of futures contracts on physical commodities.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2016

Assets
Investments at value (Cost $3,868,110,053) (Note 2)	$3,896,070,911
Cash	75,000
Cash segregated held at brokers for futures contracts and swap contracts (Note 2)	129,478,755
Receivable for Fund shares sold	5,106,413
Interest receivable	3,254,782
Prepaid expenses and other assets	70,096
Total assets	4,034,055,957
Liabilities
Investment advisory fee payable (Note 3)	1,783,010
Administrative services fee payable (Note 3)	460,844
Shareholder servicing/Distribution fee payable (Note 3)	25,990
Unrealized depreciation on open swap contracts (Note 2)	48,040,279
Payable for Fund shares redeemed	5,794,940
Variation margin payable on futures contracts (Note 2)	449,810
Trustees' fee payable	8,299
Accrued expenses	1,516,676
Total liabilities	58,079,848
Net Assets
Capital stock, $.001 par value (Note 6)	809,714
Paid-in capital (Note 6)	4,258,223,878
Accumulated net investment loss	(5,862,811)
Accumulated net realized loss on investments, futures contracts and swap contracts	(253,645,067)
Net unrealized depreciation from investments, futures contracts and swap contracts	(23,549,605)
Net assets	$3,975,976,109
I Shares
Net assets	$3,874,975,760
Shares outstanding	788,649,744
Net asset value, offering price and redemption price per share	$4.91
A Shares
Net assets	$94,484,382
Shares outstanding	19,629,617
Net asset value and redemption price per share	$4.81
Maximum offering price per share (net asset value/(1-4.75%))	$5.05
C Shares
Net assets	$6,515,967
Shares outstanding	1,435,073
Net asset value and offering price per share	$4.54

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Operations
For the Year Ended October 31, 2016

Investment Income
Interest	$24,905,643
Securities lending (net of rebates)	73,647
Total investment income	24,979,290
Expenses
Investment advisory fees (Note 3)	19,715,915
Administrative services fees (Note 3)	4,159,265
Shareholder servicing/Distribution fees (Note 3)
Class A	266,068
Class C	68,060
Transfer agent fees (Note 3)	6,106,006
Printing fees	426,464
Custodian fees	200,091
Insurance expense	134,729
Registration fees	126,779
Legal fees	66,711
Audit and tax fees	61,590
Trustees' fees	30,430
Commitment fees (Note 4)	22,565
Miscellaneous expense	60,645
Total expenses	31,445,318
Net investment loss	(6,466,028)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(45,243,631)
Net realized gain from futures contracts	10,770,583
Net realized loss from swap contracts	(120,623,027)
Net change in unrealized appreciation (depreciation) from investments	34,626,596
Net change in unrealized appreciation (depreciation) from futures contracts	(4,014,219)
Net change in unrealized appreciation (depreciation) from swap contracts	(34,737,990)
Net realized and unrealized loss from investments, futures contracts and swap contracts	(159,221,688)
Net decrease in net assets resulting from operations	$(165,687,716)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015
From Operations
Net investment loss	$(6,466,028)	$(26,785,559)
Net realized loss from investments, futures contracts and swap contracts	(155,096,075)	(1,666,536,437)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	(4,125,613)	55,161,725
Net decrease in net assets resulting from operations	(165,687,716)	(1,638,160,271)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	2,047,329,447	4,481,759,888
Net asset value of shares redeemed	(3,149,800,523)	(3,119,545,833)
Net increase (decrease) in net assets from capital share transactions	(1,102,471,076)	1,362,214,055
Net decrease in net assets	(1,268,158,792)	(275,946,216)
Net Assets
Beginning of year	5,244,134,901	5,520,081,117
End of year	$3,975,976,109	$5,244,134,901
Accumulated net investment loss	$(5,862,811)	$(22,698,479)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of year	$5.02	$6.76	$7.21	$8.22	$8.69
INVESTMENT OPERATIONS
Net investment loss[1]	(0.01)	(0.03)	(0.04)	(0.04)	(0.05)
Net loss from investments, futures contracts and swap contracts (both realized and unrealized)	(0.10)	(1.71)	(0.41)	(0.97)	(0.41)
Total from investment operations	(0.11)	(1.74)	(0.45)	(1.01)	(0.46)
REDEMPTION FEES	—	—	0.00[2]	0.00[2]	0.00[2]
LESS DISTRIBUTIONS
Distributions from net realized gains	—	—	—	—	(0.01)
Total distributions	—	—	—	—	(0.01)
Net asset value, end of year	$4.91	$5.02	$6.76	$7.21	$8.22
Total return[3]	(2.19)%	(25.74)%	(6.24)%	(12.29)%	(5.26)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$3,874,976	$5,103,563	$5,311,264	$4,730,828	$4,818,146
Ratio of net expenses to average net assets	0.79%	0.78%	0.78%	0.78%	0.80%
Ratio of net investment loss to average net assets	(0.16)%	(0.48)%	(0.55)%	(0.55)%	(0.56)%
Decrease reflected in above operating expense ratio due to waivers/reimbursements	—%	—%	—%	—%	0.01%
Portfolio turnover rate	151%	122%	103%	99%	84%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of year	$4.93	$6.65	$7.12	$8.14	$8.62
INVESTMENT OPERATIONS
Net investment loss[1]	(0.02)	(0.04)	(0.06)	(0.06)	(0.07)
Net loss from investments, futures contracts and swap contracts (both realized and unrealized)	(0.10)	(1.68)	(0.41)	(0.96)	(0.40)
Total from investment operations	(0.12)	(1.72)	(0.47)	(1.02)	(0.47)
REDEMPTION FEES	—	—	0.00[2]	0.00[2]	0.00[2]
LESS DISTRIBUTIONS
Distributions from net realized gains	—	—	—	—	(0.01)
Total distributions	—	—	—	—	(0.01)
Net asset value, end of year	$4.81	$4.93	$6.65	$7.12	$8.14
Total return[3]	(2.43)%	(25.86)%	(6.60)%	(12.53)%	(5.42)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$94,484	$132,417	$192,423	$304,274	$591,661
Ratio of net expenses to average net assets	1.04%	1.03%	1.03%	1.03%	1.05%
Ratio of net investment loss to average net assets	(0.42)%	(0.73)%	(0.81)%	(0.80)%	(0.82)%
Decrease reflected in above operating expense ratio due to waivers/reimbursements	—%	—%	—%	—%	0.01%
Portfolio turnover rate	151%	122%	103%	99%	84%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of year	$4.68	$6.37	$6.86	$7.90	$8.44
INVESTMENT OPERATIONS
Net investment loss[1]	(0.05)	(0.08)	(0.11)	(0.11)	(0.12)
Net loss from investments, futures contracts and swap contracts (both realized and unrealized)	(0.09)	(1.61)	(0.38)	(0.93)	(0.41)
Total from investment operations	(0.14)	(1.69)	(0.49)	(1.04)	(0.53)
REDEMPTION FEES	—	—	0.00[2]	0.00[2]	0.00[2]
LESS DISTRIBUTIONS
Distributions from net realized gains	—	—	—	—	(0.01)
Total distributions	—	—	—	—	(0.01)
Net asset value, end of year	$4.54	$4.68	$6.37	$6.86	$7.90
Total return[3]	(2.99)%	(26.53)%	(7.14)%	(13.16)%	(6.25)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$6,516	$8,155	$16,395	$20,267	$32,447
Ratio of net expenses to average net assets	1.79%	1.78%	1.78%	1.78%	1.80%
Ratio of net investment loss to average net assets	(1.16)%	(1.49)%	(1.55)%	(1.55)%	(1.57)%
Decrease reflected in above operating expense ratio due to waivers/reimbursements	—%	—%	—%	—%	0.01%
Portfolio turnover rate	151%	122%	103%	99%	84%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2016

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of the Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return (the "Benchmark"). The Trust was organized under the laws of the State of Delaware as a statutory trust on May 19, 2004.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2016, the Fund held $747,659,234 in the Subsidiary, representing 18.8% of the Fund's consolidated net assets. For the year ended October 31, 2016, the net realized loss on securities and other financial instruments held in the Subsidiary was $109,926,980.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$93,935,434	$—	$93,935,434
United States Agency Obligations	—	3,133,998,944	—	3,133,998,944
United States Treasury Obligations	—	544,010,686	—	544,010,686
Short-term Investment	—	124,125,847	—	124,125,847
	$—	$3,896,070,911	$—	$3,896,070,911
Other Financial Instruments*
Futures Contracts	$206,968	$—	$—	$206,968

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$3,677,152	$—	$—	$3,677,152
Swap Contracts**	—	48,040,279	—	48,040,279

*Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

**Value includes any premium paid or received with respect to swap contracts, if applicable.

For the year ended October 31, 2016, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2016, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Value of Derivative Instruments as of October 31, 2016

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation on futures contracts	$206,968	*	Unrealized depreciation on futures contracts	$3,677,152	*
	Unrealized appreciation on open swap contracts	—		Unrealized depreciation on open swap contracts	48,040,279
		$206,968			$51,717,431

*Reflects cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Assets and Liabilities and Notes to Consolidated Financial Statements. Only unsettled variation margin receivable (payable) is reported in the Consolidated Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Commodity Index Return Contracts	Net realized gain from futures contracts	$10,770,583	Net change in unrealized appreciation (depreciation) from futures contracts	$(4,014,219)
	Net realized loss from swap contracts	(120,623,027)	Net change in unrealized appreciation (depreciation) from swap contracts	(34,737,990)
		$(109,852,444)		$(38,752,209)

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

For the year ended October 31, 2016, the Fund held average monthly notional values on a net basis of $45,683,282, $43,088,788 and $3,775,496,670 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative liabilites, net of related collateral pledged by the Fund, at October 31, 2016:

Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Bank of America	$7,349,221	$—	$—	$(7,349,221)	$—
Barclays	2,379,908	—	—	(2,379,908)	—
BNP Paribas	2,951,766	—	—	(2,951,766)	—
CIBC	4,229,379	—	(4,229,379)	—	—
Citigroup	4,207,834	—	—	(4,207,834)	—
Goldman Sachs	5,110,561	—	(5,110,561)	—	—
JPMorgan Chase	3,115,899	—	—	(3,115,899)	—
Macquarie	7,216,915	—	—	(7,216,915)	—
Morgan Stanley	3,492,515	—	—	(3,492,515)	—
Societe Generale	4,638,356	—	(4,638,356)	—	—
UBS	3,100,290	—	(3,100,290)	—	—
Wells Fargo Bank	247,635	—	—	(247,635)	—
	$48,040,279	$—	$(17,078,586)	$(30,961,693)	$—

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income,

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund may seek to track the performance of the Benchmark through investing in structured notes designed to track the performance of the Benchmark. The Fund has received a private letter ruling from the Internal Revenue Service ("IRS") which confirms that the Fund's use of certain types of structured notes designed to track the performance of the Benchmark produces Qualifying Income. In addition, the Fund may, through its investment in the Subsidiary, seek to track the performance of the Benchmark by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Fund has obtained a private letter

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

ruling from the IRS which confirms that its investment in the Subsidiary produces Qualifying Income. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the IRS and state departments of revenue.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant (FCM). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

Futures have minimal counterparty risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2016, the amount of restricted cash held at brokers related to futures contracts was $550,935.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2016, the amount of restricted cash held at brokers related to swap contracts was $128,927,820.

I) COMMODITY INDEXED STRUCTURED NOTES — The Fund may invest in structured notes whose value is based on the price movements of the Benchmark. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial instrument. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the Consolidated Statement of Operations. Payments received are recorded as interest income. These notes are subject to prepayment, credit and interest rate risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At October 31, 2016, the value of these securities comprised 2.4% of the Fund's net assets and resulted in unrealized appreciation of $24,613,434.

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At October 31, 2016 and during the year ended October 31, 2016, there were no securities out on loan.

During the year ended October 31, 2016, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $141,038, of which $54,323 was rebated to borrowers (brokers). The Fund retained $73,647 in income from the cash collateral investment, and SSB, as lending agent, was paid $13,068.

K) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

L) NEW ACCOUNTING PRONOUNCEMENTS — On August 26, 2016, Financial Accounting Standards Board ("FASB") issued a new Accounting Standards Update No. 2016-15, "Statement of Cash Flows (Topic 230), a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-15"). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In November 2016, FASB issued a new Accounting Standards Update No. 2016-18, "Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-18"). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund's financial statements and related disclosures.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the year ended October 31, 2016, investment advisory fees earned were $19,715,915. For the period from November 1, 2015 to November 16, 2015, Credit Suisse voluntarily agreed to limit expenses so that the Fund's annual operating expenses would not exceed 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares, and 1.80% of the Fund's average daily net assets for Class C shares. The Fund entered into a written contract on November 17, 2015 to limit expenses to 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares and 1.80% of the Fund's average daily net assets for Class C shares through at least February 28, 2018.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2016, co-administrative services fees earned by Credit Suisse were $3,548,865.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2016, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $610,400.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2016, the Fund paid Rule 12b-1 distribution fees of $266,068 for Class A shares and $68,060 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2016, the Fund paid $5,506,724, which is included within transfer agent fees in the Consolidated Statement of Operations.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 3. Transactions with Affiliates and Related Parties (continued)

For the year ended October 31, 2016, CSSU and its affiliates advised the Fund that they retained $3,706 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2016 and during the year ended October 31, 2016, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2016, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$69,322,000	$45,838,059	$4,662,559,894	$5,191,260,155

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	426,694,632	$1,998,957,233	752,955,140	$4,395,985,710
Shares redeemed	(655,646,023)	(3,067,558,029)	(521,278,985)	(3,017,999,712)
Net increase (decrease)	(228,951,391)	$(1,068,600,796)	231,676,155	$1,377,985,998
	Class A
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	10,256,299	$47,081,332	14,734,330	$83,875,950
Shares redeemed	(17,510,148)	(79,637,611)	(16,770,980)	(94,960,642)
Net decrease	(7,253,849)	$(32,556,279)	(2,036,650)	$(11,084,692)
	Class C
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	293,605	$1,290,882	349,569	$1,898,228
Shares redeemed	(600,779)	(2,604,883)	(1,182,197)	(6,585,479)
Net decrease	(307,174)	$(1,314,001)	(832,628)	$(4,687,251)

On October 31, 2016, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	64%
Class A	4	68%
Class C	5	70%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

There were no distributions paid by the Fund to shareholders during the years ended October 31, 2016 and October 31, 2015.

The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities by temporary book/tax differences. At October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(253,645,067)
Late year ordinary loss deferral	(5,862,811)
Unrealized depreciation	(23,549,605)
$(283,057,483)

During the tax year ended October 31, 2016, the Fund elected to defer late-year ordinary losses of $5,862,811. Those losses are deemed to arise on the first day of the Fund's next taxable year.

At October 31, 2016, the Fund had $172,889,431 of unlimited short-term capital loss carryforwards and $80,755,636 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

During the tax year ended October 31, 2016, the Fund did not utilize any of the capital loss carryforwards.

At October 31, 2016, the cost of investments (excluding foreign currency related transactions) and the net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$3,868,110,053
Unrealized appreciation	$29,108,145
Unrealized depreciation	(1,147,287)
Net unrealized appreciation	$27,960,858

To adjust for current period permanent book/tax differences, paid-in capital was charged $133,228,676, accumulated net realized loss was credited $109,926,980 and accumulated net investment loss was credited $23,301,696. These permanent differences are due to differing book/tax treatment of net operating losses and subsidiary cumulative income/loss. Net assets were not affected by these reclassifications.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Commodity Return Strategy Fund
Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Credit Suisse Commodity Return Strategy Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of the Credit Suisse Commodity Strategy Funds, including the consolidated schedule of investments, as of October 31, 2016, and the related consolidated statement of operations for the year then ended, and the consolidated statements of changes in net assets and the consolidated financial highlights for each of the years in the two-year period then ended. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. The accompanying consolidated financial highlights for each of the years in the three-year period ended October 31, 2014 were audited by other independent registered public accountants whose report thereon dated December 29, 2014, expressed an unqualified opinion on those consolidated financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Credit Suisse Commodity Return Strategy Fund as of October 31, 2016, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2016

Credit Suisse Commodity Return Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Enrique R. Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor Emeritus of Finance and Economics from July 2015 to present; Professor of Finance and Economics, Graduate School of Business, Columbia University from 1971 to July 2015.	12

Director of Adams Diversified Equity Fund, Inc., Adams Natural Resources Fund, Inc., Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Asia-Pacific Income Investment Company Limited (a Canadian closed-end fund); Trustee of Mirae Asset Discovery Funds (7 open-end portfolios); Director of Epoch Holding Corporation (an investment management and investment advisory services company) from August 2006 to March 2013.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Commodity Return Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1946)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, Yale School of Management, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present.	10

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring); Member of Standard & Poor's Board of Managers (credit rating agency) from December 2011 to November 2014.

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to present.	12

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Funds (25 open end portfolios); Director of Presstek, Inc. (digital imaging technologies company) from 2003 to 2012; Director of Wood Resources, LLC (plywood manufacturing company) from 2003 to October 2013.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Commodity Return Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
John G. Popp Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since 2010

Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investment Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds; Trustee of Credit Suisse High Yield Bond Fund; Director of Credit Suisse Asset Management Income Fund, Inc.

Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Laurie Pecha Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2016

Director of Credit Suisse since August 2016; Senior Consultant of Spectra Professional Services, LLC from January 2012 to July 2016; Vice President of Legg Mason & Co. from March 2007 to December 2011; Officer of other Credit Suisse Funds.

Esther Cheung Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1980)	Treasurer	Since 2016	Vice President of Credit Suisse since 2015; Associated with Reich & Tang Asset Management, LLC from June 2010 to August 2015; Officer of other Credit Suisse Funds.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

* The officers of the Fund shown are officers that make policy decisions.

Credit Suisse Commodity Return Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse Commodity Return Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  COM-AR-1016

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2016. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2016.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, KPMG LLP (“KPMG”), for its fiscal years ended October 31, 2015 and October 31, 2016.  The Fund’s former independent registered public accounting firm served the registrant for the fiscal year ended October 31, 2014 until their resignation on February 24, 2015.

	2015	2016
Audit Fees	$90,000	$94,500
Audit-Related Fees(1)	$8,000	$9,545
Tax Fees(2)	$6,200	$6,510
All Other Fees	—	8,500
Total	$104,200	$119,055

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($8,000 in 2015 and $9,545 in 2016).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by KPMG to the registrant’s

3

investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016.

	2015	2016
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by KPMG to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

4

	2015	2016
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by KPMG to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016:

	2015	2016
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by KPMG for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2015 and October 31, 2016 were $0 and $0, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

5

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)      Not applicable.

6

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

(other) Iran related activities disclosure requirement.

7

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: January 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: January 4, 2017

/s/ Laurie Pecha
Name: Laurie Pecha
Title: Chief Financial Officer
Date: January 4, 2017

8